Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ (108,971)	$ (121,370)	$ 122,486	$ (1,064,984)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	58,724	6,784	9,048	9,777
Stock based compensation	48,839	11,696	14,287	35,189
Provision for accounts receivable allowances	34	844	574	(1,579)
Provision for inventory reserves	22,913	86,846	81,843	15,936
Reclassification out of Accumulated Other Comprehensive Income (Loss)			(360,734)	272,909
Changes in operating assets and liabilities:
Accounts receivable	(149,635)	(325,118)	(136,768)	290,544
Inventories	313,785	201,488	(92,269)	900,369
Prepaid expenses and other current assets	(623,529)	(34,085)	(45,111)	35,105
Accounts payable and accrued expenses	32,970	(41,612)	(4,593)	(297,325)
Net cash provided by (used in) operating activities	(404,870)	(214,527)	(411,237)	195,941
Investing activities:
Purchases of property, plant and equipment	(45,314)	(5,336)	(25,165)	(34,757)
Proceeds from sale of marketable securities			0	39,983
Net cash provided by (used in) investing activities	(45,314)	(5,336)	(25,165)	5,226
Financing activities:
Net funds received from (paid to) bank credit lines	(840,585)	371,057	522,267	(592,489)
Proceeds from stock option exercise	19,425	0
Proceeds from private placement offering (net of issuance costs)	3,421,001	0
Proceeds from stock rights offering (net of issuance costs)	228,960	0	0	248,677
Net cash provided by (used in) financing activities	2,828,801	371,057	522,267	(343,812)
Effect of exchange rate changes on cash	0	(171)	(3,621)	2,334
Net change in cash	2,378,617	151,023	82,244	(140,311)
Cash and cash equivalents at beginning of period	137,637	55,393	55,393	195,704
Cash and cash equivalents at end of period	2,516,254	206,416	137,637	55,393
Supplemental disclosures of cash flow information:
Cash paid during the period for: Interest	72,360	58,201	77,225	68,128
Cash paid during the period for: Income taxes	$ 5,757	$ 5,839	$ 7,080	$ 3,944